Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Operating revenues	$ 501.9		$ 716.8		$ 586.4		$ 456.0		$ 530.8		$ 743.9		$ 551.4		$ 433.1		$ 2,261.1		$ 2,259.2		$ 2,196.9
Operating income	95.0		244.5		145.8		45.7		81.3		258.0		135.2		38.5		531.0		513.0		506.1
Net income	$ 294.8		$ 183.4		$ 104.8		$ 36.0		$ 57.9		$ 183.6		$ 71.5		$ 25.2		$ 619.0		$ 338.2		$ 271.3
Basic earnings per average common share attributable to OGE Energy common shareholders	$ 1.48	[1]	$ 0.92	[1]	$ 0.52	[1]	$ 0.18	[1]	$ 0.29	[1]	$ 0.92	[1]	$ 0.35	[1]	$ 0.13	[1]	$ 3.10	[1]	$ 1.69	[1]	$ 1.36
Diluted earnings per average common share attributable to OGE Energy common shareholders	$ 1.48	[1]	$ 0.92	[1]	$ 0.52	[1]	$ 0.18	[1]	$ 0.29	[1]	$ 0.92	[1]	$ 0.35	[1]	$ 0.13	[1]	$ 3.10	[1]	$ 1.69	[1]	$ 1.36

[1]	Due to the impact of dilution on the earnings per share calculation, quarterly earnings per share amounts may not add to the total.